Investment Securities Available for Sale	12 Months Ended
Dec. 31, 2012
Investment Securities Available for Sale [Abstract]
Investment Securities Available for Sale
Note 5 – Investment Securities Available for Sale

The amortized cost and fair value of investment securities available for sale at December 31, 2012 and December 31, 2011 are summarized below (in thousands):

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$500	$1	$--	$501
Corporate securities	1,747	81	(2)	1,826
Short-term bond fund	1,127	15	--	1,142
Limited-term bond fund	528	--	(3)	525
	$3,902	$97	$(5)	$3,994

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$3,450	$8	$(1)	$3,457
Corporate securities	1,742	--	(74)	1,668
Short-term bond fund	1,082	--	(12)	1,070
Limited-term bond fund	518	--	(6)	512
	$6,792	$8	$(93)	$6,707

U.S. Government agency securities include an investment in a Federal Home Loan Mortgage Corporation (FHLMC) step-up bond at December 31, 2012 and investments in Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA) and Federal Home Loan Bank (FHLB) step-up bonds at December 31, 2011.

The amortized cost and fair value of available for sale debt securities at December 31, 2012, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Due in one year or less	$--	$--
Due after one year through five years	1,747	1,826
Due after five years through ten years	500	501
	$2,247	$2,327

The following table shows the Company's gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position at December 31, 2012 and December 31, 2011 (dollar amounts in thousands):

	December 31, 2012
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

Corporate securities	1	$--	$--	$248	$(2)	$248	$(2)
Limited-term bond fund	1	--	--	525	(3)	525	(3)
Total	2	$--	$--	$773	$(5)	$773	$(5)

	December 31, 2011
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

U.S. Government agency securities	1	$499	$(1)	$--	$--	$499	$(1)
Corporate securities	6	1,668	(74)	--	--	1,668	(74)
Short-term bond fund	1	1,070	(12)	--	--	1,070	(12)
Limited-term bond fund	1	--	--	512	(6)	512	(6)
Total	9	$3,237	$(87)	$512	$(6)	$3,749	$(93)

At December 31, 2012, there was one debt security in a gross unrealized loss position that at such date had an aggregated depreciation of 0.93% from the Company's amortized cost basis.  Management believes that the estimated fair value of the securities disclosed above is primarily dependent on the movement of market interest rates.  Management evaluated the length and time and the extent to which the fair value has been less than cost and the financial condition and near term prospects of the issuer, including any specific events which may influence the operations of the issuer.  The Company has the ability and intent to hold the security until maturity and the Company does not believe it will sell or be required to sell such security prior to the recovery of the amortized cost basis.  Management does not believe any individual unrealized loss as of December 31, 2012 represents an other-than-temporary impairment.

At December 31, 2012, there was one bond fund in an unrealized loss position that at such date had an aggregated depreciation of 0.57% from the Company's amortized cost basis. Management believes that the estimated fair value of the securities disclosed above is primarily dependent on the movement of market interest rates.  Management evaluated the length and time and the extent to which the fair value has been less than cost and the financial condition and near term prospects of the issuer, including any specific events which may influence the operations of the issuer.  The Company has the ability and intent to hold the security until the anticipated recovery of fair value occurs. Management does not believe any individual unrealized loss as of December 31, 2012 represents an other-than-temporary impairment.

There were no impairment charges recognized during the years ended December 31, 2012 and 2011.